Schedule of Investments (unaudited)	iShares® S&P 500 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
L3Harris Technologies Inc.	207,365	$44,821,945
Lockheed Martin Corp.	200,066	75,694,971
Teledyne Technologies Inc.(a)	40,483	16,955,495
TransDigm Group Inc.(a)	58,678	37,981,682
		175,454,093
Air Freight & Logistics — 0.9%
Expeditors International of Washington Inc.	193,144	24,452,030
FedEx Corp.	278,235	83,005,848
United Parcel Service Inc., Class B	901,679	187,522,182
		294,980,060
Auto Components — 0.2%
Aptiv PLC(a)	323,674	50,923,630

Automobiles — 2.7%
Tesla Inc.(a)	1,372,428	932,839,312

Banks — 0.2%
First Republic Bank/CA	164,903	30,864,894
SVB Financial Group(a)(b)	96,804	53,864,650
		84,729,544
Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	164,663	12,339,845
Coca-Cola Co. (The)	2,419,665	130,928,073
Monster Beverage Corp.(a)	660,161	60,305,708
PepsiCo Inc.	1,033,395	153,118,137
		356,691,763
Biotechnology — 2.1%
AbbVie Inc.	2,326,602	262,068,449
Alexion Pharmaceuticals Inc.(a)	286,709	52,671,311
Amgen Inc.	511,128	124,587,450
Biogen Inc.(a)	141,818	49,107,319
Incyte Corp.(a)	211,870	17,824,623
Regeneron Pharmaceuticals Inc.(a)(b)	186,440	104,134,198
Vertex Pharmaceuticals Inc.(a)	460,091	92,768,148
		703,161,498
Building Products — 0.3%
Allegion PLC	65,182	9,079,853
Carrier Global Corp.	933,075	45,347,445
Fortune Brands Home & Security Inc.	142,435	14,187,950
Masco Corp.	196,043	11,548,893
Trane Technologies PLC	196,125	36,114,458
		116,278,599
Capital Markets — 1.9%
BlackRock Inc.(c)	176,694	154,601,949
Cboe Global Markets Inc.	99,067	11,793,926
Intercontinental Exchange Inc.	541,206	64,241,152
MarketAxess Holdings Inc.	67,618	31,347,029
Moody’s Corp.	205,500	74,467,035
MSCI Inc.	146,384	78,034,383
Nasdaq Inc.	131,137	23,053,885
S&P Global Inc.	429,012	176,087,975
T Rowe Price Group Inc.	242,255	47,959,222
		661,586,556
Chemicals — 1.3%
Air Products & Chemicals Inc.	181,207	52,129,630
Albemarle Corp.	205,875	34,681,703
Dow Inc.	653,391	41,346,582

Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	204,693	$42,160,617
FMC Corp.	231,229	25,018,978
Linde PLC	537,312	155,336,899
Sherwin-Williams Co. (The)	293,700	80,018,565
		430,692,974
Commercial Services & Supplies — 0.4%
Cintas Corp.	104,116	39,772,312
Copart Inc.(a)	371,738	49,006,221
Rollins Inc.	394,126	13,479,109
Waste Management Inc.	269,713	37,789,488
		140,047,130
Communications Equipment — 0.2%
Arista Networks Inc.(a)	98,401	35,651,666
F5 Networks Inc.(a)	46,521	8,683,610
Motorola Solutions Inc.	136,646	29,631,685
		73,966,961
Construction & Engineering — 0.0%
Quanta Services Inc.	144,455	13,083,289

Construction Materials — 0.1%
Vulcan Materials Co.	100,248	17,450,169

Containers & Packaging — 0.2%
Avery Dennison Corp.	62,863	13,216,317
Ball Corp.	376,725	30,522,259
Sealed Air Corp.	175,343	10,389,073
		54,127,649
Distributors — 0.1%
Pool Corp.	72,005	33,025,813

Electric Utilities — 0.4%
NextEra Energy Inc.	1,503,373	110,167,173
NRG Energy Inc.	260,513	10,498,674
		120,665,847
Electrical Equipment — 0.4%
AMETEK Inc.	203,055	27,107,843
Emerson Electric Co.	428,908	41,278,106
Generac Holdings Inc.(a)	112,895	46,868,359
Rockwell Automation Inc.	116,641	33,361,659
		148,615,967
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	656,146	44,886,948
CDW Corp./DE	111,085	19,400,995
Corning Inc.	650,956	26,624,100
IPG Photonics Corp.(a)	29,145	6,142,892
Keysight Technologies Inc.(a)	185,492	28,641,820
TE Connectivity Ltd.	225,444	30,482,283
Trimble Inc.(a)	450,407	36,856,805
Zebra Technologies Corp., Class A(a)	69,998	37,063,241
		230,099,084
Entertainment — 1.7%
Activision Blizzard Inc.	816,654	77,941,458
Electronic Arts Inc.	274,559	39,489,821
Netflix Inc.(a)	789,629	417,089,934
Take-Two Interactive Software Inc.(a)	206,497	36,554,099
		571,075,312
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	413,118	111,599,697
Crown Castle International Corp.	462,276	90,190,048

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	273,790	$12,963,956
Equinix Inc.	92,529	74,263,775
Extra Space Storage Inc.	115,526	18,925,469
Public Storage	117,194	35,239,064
SBA Communications Corp.	125,681	40,054,535
		383,236,544
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	417,632	165,244,454

Food Products — 0.1%
Hershey Co. (The)	108,231	18,851,676
Lamb Weston Holdings Inc.	97,426	7,858,381
McCormick & Co. Inc./MD, NVS	196,909	17,391,003
		44,101,060
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,865,887	216,312,280
ABIOMED Inc.(a)	81,496	25,435,716
Align Technology Inc.(a)	127,753	78,057,083
Cooper Companies Inc. (The)(b)	36,066	14,291,874
Danaher Corp.	768,304	206,182,061
Dexcom Inc.(a)(b)	172,211	73,534,097
Edwards Lifesciences Corp.(a)	630,340	65,284,314
Hologic Inc.(a)	332,231	22,166,452
IDEXX Laboratories Inc.(a)	152,316	96,195,170
Intuitive Surgical Inc.(a)	147,493	135,640,462
ResMed Inc.	259,807	64,047,622
STERIS PLC	100,609	20,755,637
Stryker Corp.	286,385	74,382,776
Teleflex Inc.	39,563	15,896,018
West Pharmaceutical Services Inc.	130,811	46,974,230
		1,155,155,792
Health Care Providers & Services — 1.2%
DaVita Inc.(a)	124,816	15,031,591
Humana Inc.	120,126	53,182,183
UnitedHealth Group Inc.	874,049	350,004,181
		418,217,955
Health Care Technology — 0.1%
Cerner Corp.	229,519	17,939,205

Hotels, Restaurants & Leisure — 1.5%
Booking Holdings Inc.(a)	27,837	60,909,861
Caesars Entertainment Inc.(a)(b)	218,321	22,650,804
Chipotle Mexican Grill Inc.(a)	49,910	77,377,469
Domino’s Pizza Inc.	68,480	31,945,235
Expedia Group Inc.(a)	91,314	14,949,015
Hilton Worldwide Holdings Inc.(a)	183,807	22,170,800
McDonald’s Corp.	531,514	122,774,419
Penn National Gaming Inc.(a)(b)	154,693	11,832,468
Starbucks Corp.	1,217,076	136,081,268
Yum! Brands Inc.	226,749	26,082,937
		526,774,276
Household Durables — 0.2%
DR Horton Inc.	349,208	31,557,927
Garmin Ltd.	150,106	21,711,332
PulteGroup Inc.	245,297	13,385,857
		66,655,116
Household Products — 1.2%
Church & Dwight Co. Inc.	288,752	24,607,446
Clorox Co. (The)	147,143	26,472,497

Security	Shares	Value

Household Products (continued)
Colgate-Palmolive Co.	782,238	$63,635,061
Kimberly-Clark Corp.	226,404	30,288,327
Procter & Gamble Co. (The)	2,091,918	282,262,496
		427,265,827
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	459,484	11,978,748

Industrial Conglomerates — 0.1%
Roper Technologies Inc.	101,452	47,702,730

Insurance — 0.6%
Aon PLC, Class A	208,114	49,689,299
Arthur J Gallagher & Co.	158,943	22,264,735
Marsh & McLennan Companies Inc.	445,244	62,636,926
Progressive Corp. (The)	664,747	65,284,803
		199,875,763
Interactive Media & Services — 12.2%
Alphabet Inc., Class A(a)	535,582	1,307,778,772
Alphabet Inc., Class C, NVS(a)	507,052	1,270,834,569
Facebook Inc., Class A(a)	4,266,622	1,483,547,136
Twitter Inc.(a)	1,422,940	97,912,501
		4,160,072,978
Internet & Direct Marketing Retail — 8.0%
Amazon.com Inc.(a)	763,397	2,626,207,824
eBay Inc.	1,152,543	80,920,044
Etsy Inc.(a)(b)	226,348	46,591,472
		2,753,719,340
IT Services — 5.6%
Accenture PLC, Class A	633,516	186,754,182
Akamai Technologies Inc.(a)	186,401	21,734,357
Automatic Data Processing Inc.	363,186	72,136,003
Broadridge Financial Solutions Inc.	103,777	16,763,099
Cognizant Technology Solutions Corp., Class A	477,607	33,079,061
Fiserv Inc.(a)	723,773	77,364,096
FleetCor Technologies Inc.(a)	64,465	16,506,908
Gartner Inc.(a)	80,783	19,565,643
Jack Henry & Associates Inc.	63,446	10,374,055
Mastercard Inc., Class A	1,060,097	387,030,814
Paychex Inc.	304,364	32,658,257
PayPal Holdings Inc.(a)	2,091,582	609,654,321
VeriSign Inc.(a)	75,342	17,154,620
Visa Inc., Class A	1,806,670	422,435,579
		1,923,210,995
Life Sciences Tools & Services — 2.0%
Agilent Technologies Inc.	387,286	57,244,744
Bio-Rad Laboratories Inc., Class A(a)	38,571	24,850,910
Charles River Laboratories International Inc.(a)	89,171	32,986,136
Illumina Inc.(a)	130,539	61,772,360
IQVIA Holdings Inc.(a)	218,438	52,931,896
Mettler-Toledo International Inc.(a)	41,391	57,340,608
PerkinElmer Inc.	200,291	30,926,933
Thermo Fisher Scientific Inc.	699,513	352,883,323
Waters Corp.(a)	61,074	21,107,785
		692,044,695
Machinery — 1.2%
Caterpillar Inc.	458,499	99,783,137
Cummins Inc.	111,672	27,226,750
Deere & Co.	416,307	146,835,642
IDEX Corp.	61,221	13,471,681

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	224,519	$50,193,468
Otis Worldwide Corp.	370,199	30,271,172
Parker-Hannifin Corp.	118,725	36,461,635
Xylem Inc./NY	148,960	17,869,242
		422,112,727
Media — 1.1%
Charter Communications Inc., Class A(a)(b)	245,266	176,947,156
Comcast Corp., Class A	3,590,599	204,735,955
		381,683,111
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	1,615,161	59,938,625
Newmont Corp.	784,486	49,720,722
		109,659,347
Multiline Retail — 0.7%
Dollar General Corp.	420,131	90,912,147
Target Corp.	581,006	140,452,391
		231,364,538
Oil, Gas & Consumable Fuels — 0.1%
Hess Corp.	260,469	22,744,153

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	230,905	73,446,262

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	2,066,453	138,080,390
Catalent Inc.(a)	300,353	32,474,166
Eli Lilly & Co.	864,694	198,464,567
Johnson & Johnson	1,875,183	308,917,647
Merck & Co. Inc.	2,162,975	168,214,566
Organon & Co.(a)	205,629	6,222,334
Zoetis Inc.	618,340	115,233,842
		967,607,512
Professional Services — 0.4%
Equifax Inc.	108,713	26,037,851
IHS Markit Ltd.	433,982	48,892,412
Jacobs Engineering Group Inc.	141,827	18,922,558
Verisk Analytics Inc.	287,779	50,280,747
		144,133,568
Road & Rail — 1.0%
CSX Corp.	2,100,730	67,391,419
JB Hunt Transport Services Inc.	89,465	14,578,322
Kansas City Southern	82,528	23,385,959
Norfolk Southern Corp.	200,127	53,115,707
Old Dominion Freight Line Inc.	168,548	42,777,482
Union Pacific Corp.	567,346	124,776,406
		326,025,295
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices Inc.(a)	2,162,385	203,112,823
Analog Devices Inc.	283,013	48,723,518
Applied Materials Inc.	1,634,209	232,711,362
Broadcom Inc.	494,450	235,773,538
Enphase Energy Inc.(a)	241,664	44,376,760
KLA Corp.	272,530	88,356,951
Lam Research Corp.	254,311	165,480,168
Maxim Integrated Products Inc.	289,125	30,462,210
Microchip Technology Inc.	349,998	52,408,700
Monolithic Power Systems Inc.	77,439	28,919,595
NVIDIA Corp.	1,109,308	887,557,331
NXP Semiconductors NV	23,981	4,933,371

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo Inc.(a)	200,116	$39,152,695
QUALCOMM Inc.	2,007,960	286,997,723
Skyworks Solutions Inc.	152,852	29,309,371
Teradyne Inc.	298,047	39,926,376
Texas Instruments Inc.	871,086	167,509,838
Xilinx Inc.	438,656	63,447,204
		2,649,159,534
Software — 16.3%
Adobe Inc.(a)	850,989	498,373,198
ANSYS Inc.(a)	155,687	54,032,730
Autodesk Inc.(a)	391,843	114,378,972
Cadence Design Systems Inc.(a)	497,757	68,103,113
Citrix Systems Inc.	143,853	16,869,641
Fortinet Inc.(a)	242,432	57,744,878
Intuit Inc.	487,176	238,799,060
Microsoft Corp.	13,412,054	3,633,325,429
Oracle Corp.	1,777,889	138,390,880
Paycom Software Inc.(a)	88,218	32,064,596
PTC Inc.(a)(b)	189,395	26,753,938
salesforce.com Inc.(a)	1,648,595	402,702,301
ServiceNow Inc.(a)(b)	351,399	193,111,320
Synopsys Inc.(a)	272,337	75,107,821
Tyler Technologies Inc.(a)	72,829	32,945,655
		5,582,703,532
Specialty Retail — 2.3%
AutoZone Inc.(a)	21,476	32,046,917
Best Buy Co. Inc.	197,495	22,707,975
Home Depot Inc. (The)	1,362,951	434,631,444
L Brands Inc.	234,039	16,864,850
Lowe’s Companies Inc.	893,199	173,253,810
O’Reilly Automotive Inc.(a)	84,470	47,827,759
Tractor Supply Co.	204,694	38,085,366
Ulta Beauty Inc.(a)	49,726	17,193,759
		782,611,880
Technology Hardware, Storage & Peripherals — 11.2%
Apple Inc.	27,933,974	3,825,837,079

Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	1,452,261	224,359,802

Trading Companies & Distributors — 0.3%
Fastenal Co.	770,232	40,052,064
United Rentals Inc.(a)	127,870	40,791,809
WW Grainger Inc.	47,109	20,633,742
		101,477,615
Water Utilities — 0.1%
American Water Works Co. Inc.	159,691	24,613,174

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	720,080	104,289,186

Total Common Stocks — 99.8%
(Cost: $18,896,636,732)		34,176,519,043

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	21,501,081	21,513,981

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	42,730,000	$42,730,000
		64,243,981
Total Short-Term Investments — 0.2%
(Cost: $64,218,180)		64,243,981

Total Investments in Securities — 100.0%
(Cost: $18,960,854,912)		34,240,763,024

Other Assets, Less Liabilities — (0.0)%		(15,847,626)

Net Assets — 100.0%		$34,224,915,398

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,646,251	$—		$(31,130,979)	(a)	$36,045	$(37,336)	$21,513,981	21,501,080	$45,596	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	37,060,000	5,670,000	(a)	—		—	—	42,730,000	42,730,000	1,023		—
BlackRock Inc.	135,626,849	1,028,915		(3,691,266)		1,495,166	20,142,285	154,601,949	176,694	729,354		—
						$1,531,211	$20,104,949	$218,845,930		$775,973		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	205	09/17/21	$43,958	$610,547

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,176,519,043	$—	$—	$34,176,519,043
Money Market Funds	64,243,981	—	—	64,243,981
	$34,240,763,024	$—	$—	$34,240,763,024
Derivative financial instruments(a)
Assets
Futures Contracts	$610,547	$—	$—	$610,547

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares